Debt	12 Months Ended
Dec. 31, 2013
Debt
Note 12.	Debt

Credit agreement

On April 25, 2013, the Company entered into a new credit agreement with HSBC Bank plc, as mandated lead arranger and agent (the “credit agreement”). The credit agreement comprises a term loan facility of $25,000 (“Facility A”) and a $50,000 revolving credit facility (“Facility B”) together with an accordion that permits an increase in Facility B up to $50,000 with the agreement of the lender(s). Facility A and Facility B were fully drawn and used to refinance existing facilities and thereafter they are planned to be used for general corporate purposes.

Facility A was repaid in six equal monthly installments, with the first repayment on the date falling one month after the date of the credit agreement and the final repayment on the final maturity date, which was in six months from the date of the credit agreement. Facility A bore interest at a LIBOR rate plus a margin of 2.5% and if applicable, a mandated lead arranger rate and was payable monthly in arrears.

Facility B has a final maturity date in three years and bears interest at a LIBOR rate plus a margin of 2.5% subject to specified consolidated financial ratios, and if applicable, a mandated lead arranger rate, and is payable in arrears. The standard interest periods agreed are one, two, three and six months or any other period agreed to by the lender(s).

The credit agreement contains financial covenants measured at the end of each quarter, including a covenant to maintain a specified consolidated leverage ratio and interest coverage ratio. As of December 31, 2013, the Company was in compliance with all required covenants.

Collateral to the credit agreement is certain property and equipment, intangible assets (IP rights), cash and cash equivalents, equity rights in certain subsidiaries and certain intercompany receivables of the Company with covenants obliging AVG to also pledge new assets according to the criteria set. Certain property and equipment with a carrying value of $7,828 (Note 6), intangible assets with a carrying value of $23,195 (Note 7), as well as cash and cash equivalents amounting to $30,482 (Note 4), have been pledged as collateral to the credit agreement as of December 31, 2013.

In connection with entering into the credit agreement, AVG paid fees of $1,203. These fees are presented as deferred charges and are being amortized to interest expense over the remaining term of the credit agreement using the effective interest rate method.

During the year ended December 31, 2013, the Company repaid $25,000 on Facility A and $20,000 on Facility B. As of December 31, 2013, the mandatory principal payments under the credit agreement were as follows:

2014	$—
2015	—
2016	30,000

Total	$30,000

At December 31, 2013, committed undrawn amounts available under the credit agreement were $20,000.

Credit facility, March 15, 2011

On March 15, 2011, the Company entered into a credit agreement with a group of financial institutions (the “Credit Facility”). The credit facility provided a $235 million loan that was unconditionally and irrevocably guaranteed, jointly and severally, by certain AVG Technologies N.V. subsidiaries and further collateral was given by certain tangible and intangible assets of the Company and its subsidiaries with covenants obliging the Company to pledge new assets over a certain threshold. The credit facility bore interest at an adjusted LIBOR rate plus 6.0% with a LIBOR floor of 1.5%. Interest on the loan was payable in arrears.

The credit facility was fully drawn down with net cash proceeds of $223,754 received after deducting the issuance costs of $11,246, which included an original issue discount, financing arrangement fees and legal fees, and making payments for other direct and incremental costs related to the credit facility. The proceeds AVG Technologies N.V. received were used to pay dividends to the Company’s shareholders.

In connection with certain amendments made to the credit facility, AVG paid fees to the lenders of $423 in 2011. These fees were amortized as an adjustment of interest expense over the remaining term of the credit facility using the interest method.

As of December 31, 2012, the outstanding principal and unamortized deferred financing costs amounted to $100,863 and $3,632, respectively.

On April 25, 2013, the Company fully repaid the outstanding balance and terminated the credit facility. The related unamortized deferred finance cost of $2,643 was expensed.

Revolving credit facility, May 5, 2008

On February 2, 2011, the Company fully repaid the outstanding balance of $1,125 and terminated this revolving credit facility.